Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of basic and diluted earnings per share calculations

	12/31/2020	12/31/2019
Net income (loss) for the year	(80,074)	38,876

Weighted average of shares	189,408,960	178,266,195
(-) Treasury shares	(12,570,020)	(7,849,826)
Adjusted weighted average of shares	176,838,940	170,416,369

Basic earnings (loss) per share - (in Reais)	(0.4528)	0.2281

	12/31/2020	12/31/2019
Net income (loss) for the year	(80,074)	38,876

Weighted average number of shares (*)	189,408,960	178,266,195
(+) Stock Option	—	4,050,513
(-) Treasury shares	(12,570,020)	(7,849,826)
Adjusted weighted average of shares	176,838,940	174,466,882

Diluted earnings (loss) per share (in Reais)	(0.4528)	0.2228

(*)Post-stock-split amounts at June 13, 2016.